UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

THE MEXICO EQUITY AND INCOME FUND, INC.

615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

MR. GERALD HELLERMAN
C/O U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: June 30, 2004

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
HYLSAMEX SA DE CV	25-Jun-04	532,900	MX01HY000013

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

		1A. Approve the National Banking and		Issuer
Securities Commission, to increase the
minimum fixed stock capital subject to first
paragraph of article 14.3.II Securities Market
law, by issuing a new L series up to 180
million of free currency limited vote registered
and unsubscribed shares without par value
convertible into common shares with full vote
rights of the B series, currently outstanding,
after 1 year as from the date of the first
quoutation in the stock market

For	For	1B Aprove that the new L shares can be		Issuer
subscribed in American Dollaras and to
be fully paid in the moment of the subscription
and the payment could be made in national
currency, in the amount equivalent in Mexican
pesos

1C. Authorize ghe Chariman of the Board of
Directors to i) established after the meeting the
price of subscription per share, which will be
disclosed as appropiate and privided by Lay
including concerning the exercise of the
respective prefered rights and ii) establish the
respective amount per share related to the
increase of the stock capital of Hylsamex, and
the respective amounto of additional premium
per subscription of sahres to increase the
accountable stock of Hylsamex.

For	For	1D. Approve, if the increase of capital is not fully		Issuer
subscribed within 90 days after the first
quotation in the stock exchange, the stock and
accountable capital of Hylsamex should only
be increased in the amount of subscriptions
paid, and the unsubscribed shares should be
cancelled iposo facto.

For	For	2.- Ameen the Company Bylaws to reflect		Issuer
the meeting resulutions, giving power to the
Administrative council:i) to insert in Bylaws No7
the final total of the company capital and the
number of series "L" shares ii) once the
series "L shares have converted into series "B"
shares, insert into Bylaw No 7 a clause to reflect
the consolidation of the company shares into
only series "B" shares.

For	For	3.- Approve the minutes of the meeting		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Embotelladoras Unidas S.A de C.V	13-May-04	538,300	MXP471341042

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the acquisition fo the stock shares of		Issuer
Grupo Embotelladora Bretm S,A. de C,V

For	For	2.- Approve the increase in capital through the		Issuer
issue of new shares; Shares that are not subscribed
during the preferred shareholders period will be
offered to shareholders of Embotelladora Bret,
contingent on the approval of agenda Resolution 1

For	For	3.-Elect the Administrative Council and Commissioners		Issuer

For	For	4.- Elect the meeting delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Mexico S.A. de C.V	30-apr-04	694,700	MXP370841019

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Company documents concerning		Issuer
operations during FY2003

For	For	2.- Approve the Auditors report		Issuer

For	For	3.- Approve the allocation of profits		Issuer

For	For	4.- Elect the Board of directors, the Controllers,		Issuer
the Executive Committee, the Audit Committee and the
Compensation Committee

For	For	5.- Approve to determine the Board's and the Controllers		Issuer
remuneration.

For	For	6.- Approve to designate special delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Alsea S.A. de C.V	21-apr-04	463,900	MXP001391012

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the annual report in compliance with		Issuer
Article 172 of the Commercial Companies Las
concerning the transactions executed in th course of
FY between 01 Jan and 31 Dec 2003

For	For	2.- Declare a cash dividend		Issuer

For	For	3.- Approve the reports of the Planning and Finance
Committee, Auditing Committee , and the Evaluation
and Compensation Committee.

For	For	4.- Approve the naming of the Members of the		Issuer
Administrative Council, Commissioners, and other
officers

For	For	5.- Approve the salary of the Administrative Council and		Issuer
the Commissioners

For	For	6.- Approve the report of the Administrative Council		Issuer
concerning the purchase of own shares.

For	For	7.- Approve the report of the Administrative Council		Issuer
concerning the Employee Stock Purchase Program

For	For	8.- Approve the designation of the meeting delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Gruma SA de CV	30-apr-04	98,200	MXP4948K1056

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Boards report in concordance with		Issuer
Article 172 of the law for the FYE on 31 DEC 2003
including the comissioners report.

For	For	2.- Receive the auditing report for the FYE on 31 Dec 2003		Issuer
in concordance of the Art 14 Bis 3 of the market value
law and Article 16 of the Company' By laws.

For	For	3.- Approve the allocation of profits and proposal of the		Issuer
dividend payment

For	For	4.- Approve to set the maximum amount to acquiere own		Issuer
shares.

For	For	5.- Elect the members of the Board, Commissioners and		Issuer
their alternates, to set their compensation

For	For	6.- Approve to designate the members of the Auditing		Issuer
Committee and establish their remuneration

For	For	7.- Approve to designate the specials delegate to carry out		Issuer
the metting' resolutions.

For	For	8.- Approve the meeting' minute

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Cementos de Chihuahua SA de CV	19-apr-04	821,000	MX01GC2M0006

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receive the Board of Directors' report		Issuer

For	For	2.- Receive the Commissioners' repor		Issuer

For	For	3.- Approve the reporto fo the Board of Directors for the		Issuer
FY between 01 JAN and 31 DEC 2003

For	For	4.- Approve the activities of the Board of Directors and		Issuer
respective Company's employees for the same year

For	For	5.- Approve the earnings for the FY between 01 Jan 2003		Issuer
and 31 DEC 2003 and the payment of a dividend up to
the net amounto of MXN 0.25528, national currency per
share.

For	For	6.- Approve the maximum amounto of resources that may		Issuer
be used to purchase own shares.

For	For	7.- Grant the destination to the members to compose		Issuer
the Auditors Committee for the Board of Directors

For	For	8.- Approve the designate the members to compose the		Issuer
Board of Directors and the Company's Commissioners
and to set their respective compensation.

For	For	9.- Approve the minute of the meeting		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Financiero Banorte S.A de C.V	21-apr-04	267,200	MXP370711014

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.-Approve to incorporate the Generali Mexico Cia		Issuer
de Seguros and a limited liability financial Company,
as a financially controlled Companies, amend the
Article 02 of the Company Bylaws and grant authorization
to subscribe the single agreement of liabilities.

For	For	2.- Elect the delegate or delegates to execute and		Issuer
formalize the resolutions adopted by the meeting

For	For	3.- Approve the minutes of the meeting		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Financiero Banorte S.A de C.V	21-apr-04	267,200	MXP370711014

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receiv the Board of Directors' report in compliance		Issuer
with Article 172 of the Commercial Companies Law
for the FYE on 31 DEC 2003, Commissioners' report
and the Auditors Committee' report

For	For	2.- Approve how to apply the earnings.		Issuer

For	For	3.- Elect the members to compose the Board of Directors
and Company' Commissioners

For	For	4.- Approve the compensation for the Directors and		Issuer
Company's Commissioners

For	For	5.- Receive the Board of Directors' report concerning		Issuer
the transactions executed with own shares for the
FY 2003 and set the maximum amount of resources
that may be used to purchase own shares of the FY2004

For	For	6.- Elect the delegate or delegates to, where, appropriate		Issuer
execute and formalize the resolutions adopted by the
meeting

For	For	7.- Approve the minutes of the meeting		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Embotelladoras Arca SA de CV	19-apr-04	133,000	MX10AR2E0007

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Board of Directors report, including the		Issuer
financial statements for the FY2003, in compliance with
the resolutions provided by the Article 172 of the
Commercial Companies Law

For	For	2.- Declare a cash dividend of MXN 0.70 per share		Issuer

For	For	3.- Approve the establishment of a maximum amount		Issuer
to acquiere own shares.

For	For	4.- Approve the designation of the Members of the Board		Issuer
of Directors, the controllers and theri wages

For	For	5.- Approve to designate the auditing, assessment,		Issuer
compensation, planning and finance Committees

For	For	6.- Approve to designate the delegates.		Issuer

For	For	7.- Approve the minutes of the metting.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Sare Holdings S.A de CV	28-apr-04	3,451,100	MX01SA030007

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receive the Board's report in concordance with		Issuer
Art 172 of the Law including financial statements and
Commissioners report for FYE 31 DEC 2003

For	For	2.- Approve the allocation of profits.		Issuer

For	For	3.- Approve to establish the maximum amount to		Issuer
acquire own shares.

For	For	4.- Receive the Auditing Committee report		Issuer

For	For	5.- Ratify the Members of the Board's, Secretary,		Issuer
Commissioners and Alternates

For	For	6.- Approve to designate or ratify the Member of the		Issuer
Company' Committee.

For	For	7.- Approve to establish the Boards, Commissioners		Issuer
and thier Alternates compensation

For	For	8.- Authorized the delegates to carry out meeting		Issuer
resolutions.

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Industrial Saltillo SA	30-apr-04	32,500	MX01GI000006

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receive and approve the Board of Directors report		Issuer
concerning all transactions executed by the Company
for the FYE on 31 DEC 2003

For	For	2.- Approve the allocation of profits		Issuer

For	For	3.- Approve the cash dividend payment of MXN 0.72
per share.

For	For	4.- Approve the report concerning the policies that rules		Issuer
the Company and all transactions executed by the
Company and to establish MXN 250,000,000.00
as the maximum amount of resources that designated
to acquire own shares.

For	For	5.- Elect the Members of the Board of Directors,		Issuer
Auditors Committee, Commissioner and the persons
that will take the office as Chairman and Secretary
for said bodies.

For	For	6.- Approve the remuneration for the Members of the		Issuer
Board of Directors, Auditors Committee and the
Commissioner.

For	For	7.- Elect the delegates to execute and formalise the		Issuer
resolutions adopted by the meeting

For	For	8.- Amend the several Articles of the Company Bylaws		Issuer

For	For	9.- Elect delegates to execute and formalise the
resolutions adopted by the meeting

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
TV Azteca SA de CV	08-apr-04	1,380,200	MXP740471117

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Company documents kept concerning		Issuer
operations held in FY 2003

For	For	2.- Receive the presentation by the Company		Issuer
Commissioners concerning FY2003

For	For	3.- Approve the financial statements and general ledger		Issuer
for FY2003

For	For	4.- Approve the allocation of profits from FY2003		Issuer

For	For	5.- Approve the payment of a dividend of MXN 0.00707		Issuer
per "DA" share held and a dividend of MXN 0.00707
per "DL" share held

For	For	6.- Approve to reduce the Company capital by way of a		Issuer
cash reimbursement to shareholders.

For	For	7.- Approve the Company policy concerning the buying		Issuer
of own shares, and the determination of the maximum
amount of money to be usee to purchase own shares.

For	For	8.- Elect the members of the Administrative Council,		Issuer
as well the Secretary, and Commissioners

For	For	9.- Approve to determine the wages for the Counselors,		Issuer
Secretary, and Commissioners of the Company

For	For	10.- Other matters.

For	For	11.- Aprove the designation of the delegates of the		Issuer
meeting

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Corporacion GEO SA de CV	21-apr-04	186,800	MXP3142C1177

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receive the Boards report and the auditing		Issuer
committe report for the FYE 31 DEC 2003

For	For	2.- Approve and modify the Company's financial		Issuer
statements

For	For	3.- Ratify the Boards performance.		Issuer

For	For	4.- Approve the allocation of profits		Issuer

For	For	5.- Ratify the Members of the Board, the secretary,		Issuer
and the Commissioners.

For	For	6.- Approve the settlement of the Boards, Secretary		Issuer
and Commissioners remuneration.

For	For	7.- Approve the maximum amount to acquire own shares		Issuer

For	For	8.- Approve the designation of special delegates to		Issuer
carry out the meetings resolutions

For	For	9.- Approve the minutes of the meeting		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Modelo	19-apr-04	499,400	MXP4833F1044

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Amend the By-laws of the entities to comply with		Issuer
the current legislation

For	For	2.- Approve to inform of the Adminstration Board as of		Issuer
31 DEC 2003 including the financial statements, the
commissar's statement and the Auditor's Committee
report.

For	For	3.- Approve the application of earnings		Issuer

For	For	4.- Approve the compensation of the Memebers of the		Issuer
Board and others Officials.

For	For	5.- Approve the naming or ratification of the Members		Issuer
of the board as well as the other Officials.

For	For	6.- Approve the designation of the Memebers of the		Issuer
Executive Committee

For	For	7.- Approve the desgination of the Delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Telefonos de Mexico S.A. de C.V	29-apr-04	234,800	MXP904131325

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Elect the Counselors for shares type "L"		Issuer

For	For	2.- Elect the Special Delegates to carry out the		Issuer
meeting resolutions.

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Industrias ICH	30-apr-04	184,800	MXP524131127

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Boards of Directors' report for the FYE		Issuer
31 DEC 2003, the Commissioner's report, de Auditors
Committee's report and the related resolutions of the
Board's performance.

For	For	2.- Approve to apply the earnings and set the amount of		Issuer
resources to acquire own shares.

For	For	3.- Approve to desginate the Members of the Boards,		Issuer
Controllers, Executive Committee and the Auditing
Committee and set their compensations.

For	For	4.- Authorized the designates to execute and formalized		Issuer
the resolutions adopted by the meeting

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Telefonos de Mexico S.A de C.V	21-apr-04	234,800	MXP904131325

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the administration Board including the		Issuer
Commissar and the financial statements of the entity
as of 31 DEC 2003

For	For	2.- Approve the application of earnings and declare a cash		Issuer
dividend for MXN 0.68 per share paid in 4 equal exhibitions
of MXN 0.17 per share and the payment dates are:
18 Jun 2004; 17 Sep 2004; 16 Dec 2004 and 17 Mar 2003

For	For	3.- Ratify the exercise of activities carried out by the		Issuer
Administration Board as a result of one of the resolutions
approved in the meeting held on 12 NOV 2003

For	For	4.- Approve the designation and ratification of the		Issuer
Members of the Board as well as other officials

For	For	5.- Approve the designation of special delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Grupo Televisa S.A	16-apr-04	612,300	MXP4987V1378

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Administration Board's inform for the		Issuer
year 2003 and the financial statements of the Entity
as of 31 DEC 2003 and the presentation of the
Commissar.

For	For	2.- Approve the presentation of the Auditor's Committee		Issuer

For	For	3.- Approve the application of earnings and declare a
dividend of MXN 3,850,000,000.00 for all outstanding
shares.

For	For	4.- Approve to determine the maximum amount to be		Issuer
used to repurchase shares.

For	For	5.- Receive the presentation on the policies and		Issuer
procedures followed on the repurchase of shares.

For	For	6.- Receive the presentation on the long term retention		Issuer
plan.

For	For	7.- Ratify the Members of the Board as well as other		Issuer
Officials.

For	For	8.- Ratify the Members of the Executive Board		Issuer

For	For	9.- Ratify the Members of the Auditing Committee.		Issuer

For	For	10.- Approve to determine the compensation of the		Issuer
officials elected in the previous points

For	For	11.- Approve the designation of the delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Telefonos de Mexico S.A de C.V	20-Feb-04	869,900	MXP904131325

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the proposal to increase the reserver		Issuer
to repurchase shares by MXN 12,000 million

For	For	2.- Approve the designation of special delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Consorcio ARA SA de CV	22-Apr-04	288,100	MXP001161019

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Receive the annual inform of the Board, the financial		Issuer
statement as of 31 DEC 2003 and the Commissioner's
inform

For	For	2.- Approve the resolution on application of results		Issuer

For	For	3.- Approve the Auditors annual report

For	For	4.- Ratify or designate the Members of the Board		Issuer
including Advisors and other officials from other
Committees.

For	For	5.- Approve the resolution on the amount that can be		Issuer
designated to repurchase shares according to current
legislation.

For	For	6.- Approve the desgination of special delegates.		Issuer

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
America Telecom S,A. de C,V	27-Apr-04	761,800	MX01AM060000

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the Board of Director's report for the FYE		Issuer
31 DEC 2003, in compliance with ART 172 of the
Commercial Companies Law, including the financial
statements and gthe Commissioner's report and the
Auditors Committee's report, and the report concerning
the Company's subsidiares, including the application
of the earnings

For	For	2.- Approve to the Management of the Board of Directors		Issuer
for the FY2003 and to designate members to compose
the Board of Directors, and to designate the Company's
Commissioners, senior and respective alternate and to
set their respective compensation.

For	For	3.- Approve to designate the memebers to compose		Issuer
the Company's Committees, and to set their respective
compensation.

For	For	4.- Approve the maximum amount of resources used to		Issuer
purchase own shares for the FY2004 and the general
resolutions related to the purchase of own shares.

For	For	5.- Approve to designate delegates to execute the		Issuer
resolutions adopted by the meeting and to formalized
resolutions.

Name of Fund:(1)	The Mexico Equity and Income Fund
Period:	July 1, 2003 - June 30, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)
Industrias Penoles S.A de C.V	14-Apr-04	56,400	MXP554091415

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	For	1.- Approve and modify the Company's report for FYE		Issuer
on 31 DEC 2003 in concordance with Art 172 of the law
including financial statements and Audited report.

For	For	2.- Approve the allocation of the profits		Issuer

For	For	3.- Elect the members of the Board, the Executive		Issuer
Commitee and also set their remunaration

For	For	4.- Approve to designate the Controllers and set their		Issuer
compensation.

For	For	5.- Apprvoe to desginate the delegates.		Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MEXICO EQUITY AND INCOME FUND, INC.

By (Signature and Title)* Gerald Hellerman, President

Date 8/26/04

* Print the name and title of each signing officer under his or her signature.